USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND

CONDENSED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2020 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.5%
Apparel	3.0%
Hanesbrands, Inc.	0.6%	326	$5,135
Kontoor Brands, Inc.	0.7%	227	5,493
PVH Corp.	0.6%	83	4,950
Tapestry, Inc.	0.6%	284	4,439
Other Apparel(a)	0.5%		4,349
			24,366

Building Materials	2.3%
Builders FirstSource, Inc.(b)	0.7%	178	5,806
JELD-WEN Holding, Inc.(b)	0.6%	214	4,837
US Concrete, Inc.(b)	0.6%	150	4,356
Other Building Materials(a)	0.4%		3,526
			18,525

Commercial Services	6.0%
AMN Healthcare Services, Inc.(b)	0.6%	83	4,852
Deluxe Corp.	0.6%	182	4,683
R1 RCM, Inc.(b)	0.6%	277	4,750
Viad Corp.	0.6%	227	4,728
Other Commercial Services(a)	3.6%		29,662
			48,675

Computers	4.6%
Diebold Nixdorf, Inc.(b)	0.6%	649	4,958
Insight Enterprises, Inc.(b)	0.6%	79	4,470
NCR Corp.(b)	0.6%	217	4,804
Sykes Enterprises, Inc.(b)	0.6%	138	4,721
Other Computers(a)	2.2%		17,947
			36,900

Distribution & Wholesale	2.0%
WESCO International, Inc.(b)	0.6%	100	4,402
Other Distribution & Wholesale(a)	1.4%		11,392
			15,794

Energy-Alternate Sources	1.0%
Renewable Energy Group, Inc.(b)	1.0%	147	7,853

Engineering & Construction	4.1%
Comfort Systems USA, Inc.	0.6%	93	4,791

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND

CONDENSED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2020 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Engineering & Construction (continued)
Dycom Industries, Inc.(b)	0.6%	94	$4,965
Other Engineering & Construction(a)	2.9%		23,491
			33,247

Forest Products & Paper	0.6%
Domtar Corp.	0.6%	182	4,781

Healthcare-Services	4.7%
Select Medical Holdings Corp.(b)	0.7%	254	5,288
Tenet Healthcare Corp.(b)	0.6%	208	5,098
Tivity Health, Inc.(b)	0.6%	326	4,570
Other Healthcare-Services(a)	2.8%		22,623
			37,579

Home Furnishings	0.6%
Whirlpool Corp.	0.6%	26	4,781

Insurance	2.7%
Reinsurance Group of America, Inc.	0.6%	52	4,950
Stewart Information Services Corp.	0.6%	113	4,941
Other Insurance(a)	1.5%		11,826
			21,717

Internet	1.6%
Cars.com, Inc.(b)	0.7%	655	5,293
Groupon, Inc.(b)	0.5%	215	4,386
Other Internet(a)	0.4%		3,154
			12,833

Machinery-Diversified	1.1%
AGCO Corp.	0.6%	66	4,902
Other Machinery-Diversified(a)	0.5%		4,090
			8,992

Miscellaneous Manufacturing	1.5%
Trinseo SA	0.6%	171	4,384
Other Miscellaneous Manufacturing(a)	0.9%		7,591
			11,975

Office & Business Equipment	0.6%
Xerox Holdings Corp.	0.6%	240	4,505

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND

CONDENSED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2020 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Office Furnishings	2.0%
Herman Miller, Inc.	0.6%	166	$5,007
Other Office Furnishings(a)	1.4%		11,187
			16,194

Pharmaceuticals	3.2%
Jazz Pharmaceuticals PLC(b)	0.6%	33	4,706
Owens & Minor, Inc.	1.5%	473	11,877
Other Pharmaceuticals(a)	1.1%		9,325
			25,908

Real Estate	1.0%
Realogy Holdings Corp.(b)	0.6%	486	4,588
Other Real Estate(a)	0.4%		3,252
			7,840

Retail	11.8%
American Eagle Outfitters, Inc.	0.6%	339	5,020
BMC Stock Holdings, Inc.(b)	0.8%	148	6,339
Buckle, Inc. (The)	0.6%	217	4,425
Caleres, Inc.	0.6%	516	4,933
Gap, Inc. (The)	0.6%	298	5,075
Hibbett Sports, Inc.(b)	0.8%	163	6,393
L Brands, Inc.	0.9%	226	7,189
Michaels Cos., Inc. (The)(b)	0.7%	562	5,426
Red Robin Gourmet Burgers, Inc.(b)	0.7%	448	5,896
Ruth’s Hospitality Group, Inc.	0.7%	520	5,751
Signet Jewelers Ltd.	0.8%	346	6,470
Other Retail(a)	4.0%		32,373
			95,290

Software	1.5%
Allscripts Healthcare Solutions, Inc.(b)	0.6%	545	4,436
Other Software(a)	0.9%		7,882
			12,318

Telecommunications	1.4%
NETGEAR, Inc.(b)	0.6%	145	4,469
Other Telecommunications(a)	0.8%		6,761
			11,230

Textiles	0.6%
Mohawk Industries, Inc.(b)	0.6%	48	4,684

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND

CONDENSED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2020 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Trucking & Leasing	0.6%
Greenbrier Cos., Inc. (The)	0.6%	162	$4,763

Miscellaneous(c)	41.0%		330,529

Total Common Stocks (Cost $801,072)	99.5%		801,279
Total Investments (Cost $801,072)	99.5%		801,279
Other Assets in Excess of Liabilities	0.5%		3,842
Total Net Assets	100.0%		$805,121

(a)	Industry classifications and or positions included individually represent less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(b)	Non-income producing security.
(c)	Miscellaneous classifications represents industries and position less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.

Summary of Investments by Country^
United States	99.5%
Luxembourg	0.5
100.0%

Summary of Investments by Sector^
Consumer, Cyclical	28.4%
Industrial	21.3
Consumer, Non-cyclical	18.7
Financial	13.8
Technology	7.5
Energy	4.2
Communications	4.0
Basic Materials	2.1
100.0%

^	As a percentage of total investments. All stocks are listed on U.S. Exchanges.